Redeemable Non-Controlling Interests (Details)		12 Months Ended
	Jun. 13, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 13, 2022 CNY (¥)	Nov. 30, 2017 CNY (¥)
Redeemable Non-Controlling Interests [Line Items]
Cash	$ 29,467,667				¥ 200,000,000	¥ 90,000
Account receivable (in Yuan Renminbi) | $		$ 28,992,149		$ 8,936,315
Sunrise Guizhou [Member]
Redeemable Non-Controlling Interests [Line Items]
Common share percentage	22.8395%
Account receivable (in Yuan Renminbi) | ¥			¥ 200,000,000
New Kinect Partnership [Member]
Redeemable Non-Controlling Interests [Line Items]
Investment percentage		100.00%	100.00%
Profits commitment percentage		65.00%